Certain Balance Sheet Items - Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,114	$ 3,298	$ 7,635
Less accumulated depreciation and amortization	(1,054)	(3,295)	(7,551)
Property and equipment, net	60	3	84
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			3,778
Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	556	556	983
Purchased software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	166	166	166
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	42	42	174
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 349	$ 2,534	$ 2,534